Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Loans receivable, including fees	$ 23,289	$ 21,101	$ 21,523
Securities: Taxable	2,527	2,969	4,131
Securities: Tax exempt	1,901	1,560	1,162
Other	53	57	19
Total Interest Income	27,770	25,687	26,835
INTEREST EXPENSE
Deposits	3,851	4,283	5,765
Short-term borrowings	92	117	292
Other borrowings	1,239	1,623	1,669
Total Interest Expense	5,182	6,023	7,726
Net Interest Income	22,588	19,664	19,109
PROVISION FOR LOAN LOSSES	1,575	1,000	1,685
Net Interest Income after Provision for Loan Losses	21,013	18,664	17,424
OTHER INCOME
Service charges and fees	2,255	2,231	2,476
Income from fiduciary activities	409	405	354
Net realized gains (losses) on sales of securities	973	448	463
Gains on sale of loans and servicing rights	271	307	481
Earnings on life insurance policies	463	391	1,196
Gains on sale of deposits			150
Other	364	282	272
Total Other Income	4,735	4,064	5,392
OTHER EXPENSES
Salaries and employee benefits	7,848	6,507	6,829
Occupancy	1,402	1,136	1,133
Furniture and equipment	435	424	458
Data processing related operations	855	803	788
Federal Deposit Insurance Corporation insurance assessment	393	474	710
Advertising	205	187	186
Professional fees	1,283	650	411
Postage and telephone	510	484	487
Taxes, other than income	535	524	484
Foreclosed real estate owned	578	41	436
Amortization of intangible assets	108	52	52
Other	1,661	1,471	1,497
Total Other Expenses	15,813	12,753	13,471
Income before Income Taxes	9,935	9,975	9,345
INCOME TAX EXPENSE	2,579	2,662	2,282
Net Income	$ 7,356	$ 7,313	$ 7,063
EARNINGS PER SHARE
Basic	$ 2.39	$ 2.65	$ 2.57
Diluted	$ 2.39	$ 2.64	$ 2.55